Goodwill And Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the three months ended March 31, 2013 are as follows (in thousands):

	Full service center- based care	Back-up dependent care	Other educational advisory services	Total
Beginning balance at December 31, 2012	$813,357	$159,215	$20,825	$993,397
Tax benefit from the exercise of continuation options	(333)	(69)	(9)	(411)
Effect of foreign currency translation	(4,314)	(893)	-	(5,207)

Balance at March 31, 2013	$808,710	$158,253	$20,816	$987,779

The changes in the carrying amount of goodwill are as follows (in thousands):

	Years ended December 31,
	2011	2012
Beginning balance	$887,895	$947,371
Goodwill additions during the period	62,917	45,723
Adjustments to prior year acquisitions	250	(22)
Tax benefit from the exercise of continuation options	(71)	(2,506)
Effect of foreign currency translation	(3,620)	2,831

Ending balance	$947,371	$993,397

Intangible Assets Subject to Amortization

The Company also has intangible assets, which consist of the following at March 31, 2013 and December 31, 2012 (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
March 31, 2013:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$369,555	$(130,337)	$239,218
Trade names	9.1 years	2,994	(893)	2,101
Non-compete agreements	5 years	54	(36)	18

		$372,603	$(131,266)	$241,337

Indefinite-lived intangibles:
Trade names	N/A	183,290	-	183,290

		$555,893	$(131,266)	$424,627

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Definite-lived intangibles:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Indefinite-lived intangibles:
Trade names	N/A	183,816	-	183,816

		$557,544	$(124,964)	$432,580

The following tables reflect intangible assets that are subject to amortization (in thousands):

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2011:
Contractual rights and customer relationships	15.0 years	$365,194	$(97,232)	$267,962
Trade names	8.9 years	1,798	(516)	1,282
Non-compete agreements	5 years	54	(29)	25
Other	2.9 years	4,200	(4,200)	-

		$371,246	$(101,977)	$269,269

	Weighted average amortization period	Cost	Accumulated amortization	Net carrying amount
December 31, 2012:
Contractual rights and customer relationships	14.9 years	$370,527	$(124,048)	$246,479
Trade names	9.1 years	3,147	(883)	2,264
Non-compete agreements	5 years	54	(33)	21

		$373,728	$(124,964)	$248,764

Estimated Future Amortization Expense

The Company estimates that it will record amortization expense related to intangible assets existing as of December 31, 2012 as follows over the next five years (in millions):

Estimated amortization expense
2013	$26.5
2014	$24.0
2015	$22.5
2016	$22.1
2017	$21.6